Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 77,064	$ 101,303	$ 63,924
Other comprehensive income (loss):
Unrealized gains and losses on investment securities AFS	2,852	16,555	(5,655)
Tax effect of unrealized gains and losses on investment securities AFS	(1,118)	(6,494)	2,218
Reclassification of gains and losses on investment securities AFS included in net income	(457)	(933)	(4,544)
Tax effect of reclassification of gains and losses on investment securities AFS included in net income	179	366	1,782
Total other comprehensive income (loss)	1,456	9,494	(6,199)
Total comprehensive income	$ 78,520	$ 110,797	$ 57,725